Income taxes - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 25, 2017 USD ($)	Mar. 26, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Accrued interest or penalties related to uncertain tax positions	$ 0
Non cash valuation allowance	10,002,000		$ 8,781,000
Current tax payable	$ 0		$ 0	$ 0
Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2011
Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2018
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 27,300,000	$ 35,200,000
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 202,000	260,000
Expire date	Between 2023 and 2038.
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 100,000	$ 200,000